Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2021	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$563	$61,787	$536	$(1,065)	$61,821	$41
Net income (loss) attributed to shareholders and other equity holders	7,105	7,342	(500)	(6,842)	7,105	3

For the year ended December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$547	$78,929	$520	$(1,088)	$78,908	$32
Net income (loss) attributed to shareholders	5,871	6,179	(500)	(5,679)	5,871	(1)

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP
Condensed Consolidated Statements of Financial Position

As at December 31, 2021	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$78	$427,010	$10	$–	$427,098	$3
Total other assets	68,866	91,412	3,203	(72,724)	90,757	1,088
Segregated funds net assets	–	399,788	–	–	399,788	–
Insurance contract liabilities	–	392,275	–	–	392,275	–
Investment contract liabilities	–	3,117	–	–	3,117	–
Segregated funds net liabilities	–	399,788	–	–	399,788	–
Total other liabilities	10,536	53,962	–	(904)	63,594	852

As at December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$47	$410,919	$11	$–	$410,977	$5
Total other assets	64,419	102,439	3	(64,925)	101,936	1,166
Segregated funds net assets	–	367,436	–	–	367,436	–
Insurance contract liabilities	–	385,554	–	–	385,554	–
Investment contract liabilities	–	3,288	–	–	3,288	–
Segregated funds net liabilities	–	367,436	–	–	367,436	–
Total other liabilities	12,131	59,683	–	(749)	71,065	936

Schedule of Pledged Assets
The amounts pledged are as follows.

	2021		2020
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$5,525	$23	$5,924	$35
Secured borrowings	–	2,575	–	2,790
Regulatory requirements	367	78	452	80
Repurchase agreements	535	–	353	–
Non-registered retirement plans in trust	–	377	–	424
Other	2	414	2	302
Total	$6,429	$3,467	$6,731	$3,631